Employee Benefit Plans	12 Months Ended
Sep. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
The Company sponsors both a noncontributory defined benefit pension plan and a postretirement benefit plan (“Plans”). The defined benefit pension plan covers substantially all employees and benefits fully vest after 5 years of credited service. Benefits paid to retirees are based on age at retirement, years of service and average compensation. The postretirement benefit plan provides certain healthcare, supplemental retirement and life insurance benefits to retired employees who meet specific age and service requirements. Employees hired prior to January 1, 2000 are eligible to participate in the postretirement benefit plan. Employees must have a minimum of 10 years of service and retire after attaining the age of 55 in order to vest in the postretirement plan. Retiree contributions to the plan are based on the number of years of service to the Company as determined under the defined benefit plan.
Employers who sponsor defined benefit plans must recognize the funded status of defined benefit pension and other postretirement plans as an asset or liability in its statement of financial position and recognize changes in that funded status in the year in which the changes occur through comprehensive income. For pension plans, the benefit obligation is the projected benefit obligation, and for other postretirement plans, the benefit obligation is the accumulated benefit obligation. The Company established a regulatory asset for the portion of the obligation expected to be recovered in rates in future periods. The regulatory asset is adjusted for the amortization of the transition obligation and recognition of actuarial gains and losses. The portion of the obligation attributable to the unregulated operations of the holding company is recognized in other comprehensive income.
The following tables set forth the benefit obligation, fair value of plan assets, the funded status of the benefit plans, amounts recognized in the Company’s financial statements and the assumptions used.

	Pension Plan		Postretirement Plan
	2014	2013	2014	2013
Accumulated benefit obligation	$20,697,734	$17,909,824	$14,983,169	$13,028,628
Change in benefit obligation:
Benefit obligation at beginning of year	$21,468,769	$23,570,451	$13,028,628	$13,707,309
Service cost	553,291	634,892	168,634	213,131
Interest cost	1,020,302	946,247	602,684	531,845
Actuarial (gain) loss	2,199,697	(3,105,394)	1,673,552	(939,539)
Benefit payments, net of retiree contributions	(605,364)	(577,427)	(490,329)	(484,118)
Benefit obligation at end of year	$24,636,695	$21,468,769	$14,983,169	$13,028,628
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$18,801,262	$16,063,381	$10,114,062	$8,673,128
Actual return on plan assets, net of taxes	1,750,033	2,215,308	522,516	1,075,052
Employer contributions	568,248	1,100,000	500,000	850,000
Benefit payments, net of retiree contributions	(605,364)	(577,427)	(490,329)	(484,118)
Fair value of plan assets at end of year	$20,514,179	$18,801,262	$10,646,249	$10,114,062
Funded status	$(4,122,516)	$(2,667,507)	$(4,336,920)	$(2,914,566)
Amounts recognized in the balance sheets consist of:
Noncurrent liabilities	$(4,122,516)	$(2,667,507)	$(4,336,920)	$(2,914,566)
Amounts recognized in accumulated other comprehensive loss:
Transition obligation, net of tax	$—	$—	$—	$—
Net actuarial loss, net of tax	616,352	591,195	522,974	327,493
Total amounts included in other comprehensive loss, net of tax	$616,352	$591,195	$522,974	$327,493
Amounts deferred to a regulatory asset:
Transition obligation	$—	$—	$—	$—
Net actuarial loss	4,166,900	2,581,852	3,112,127	1,869,422
Amounts recognized as regulatory assets	$4,166,900	$2,581,852	$3,112,127	$1,869,422

The Company expects that approximately $60,000 before tax, of accumulated other comprehensive loss will be recognized as a portion of net periodic benefit costs in fiscal 2015 and approximately $394,000 of amounts deferred as regulatory assets will be amortized and recognized in net periodic benefit costs in fiscal 2015.
The Company amortized the unrecognized transition obligation over 20 years ending in June 2013.
The following table details the actuarial assumptions used in determining the projected benefit obligations and net benefit cost of the pension and the accumulated benefit obligations and net benefit cost of the postretirement plan for 2014, 2013 and 2012.

	Pension Plan			Postretirement Plan
	2014	2013	2012	2014	2013	2012
Assumptions used to determine benefit obligations:
Discount rate	4.22%	4.82%	4.06%	4.10%	4.73%	3.95%
Expected rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A
Assumptions used to determine benefit costs:
Discount rate	4.82%	4.06%	5.04%	4.73%	3.95%	4.96%
Expected long-term rate of return on plan assets	7.00%	7.25%	7.25%	4.92%	5.11%	5.11%
Expected rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

To develop the expected long-term rate of return on assets assumption, the Company, with input from the plans actuaries and investment advisors, considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of each plan’s portfolio. This resulted in the selection of the corresponding long-term rate of return assumptions used for each plan’s assets.
Components of net periodic benefit cost are as follows:

	Pension Plan			Postretirement Plan
	2014	2013	2012	2014	2013	2012
Service cost	$553,291	$634,892	$521,701	$168,634	$213,131	$195,777
Interest cost	1,020,302	946,247	953,197	602,684	531,845	592,359
Expected return on plan assets	(1,312,354)	(1,184,787)	(959,178)	(496,476)	(452,383)	(367,359)
Amortization of unrecognized transition obligation	—	—	—	—	141,671	188,892
Recognized loss	136,394	578,263	475,414	89,515	241,747	239,387
Net periodic benefit cost	$397,633	$974,615	$991,134	$364,357	$676,011	$849,056

The assumed health care cost trend rates used in measuring the accumulated benefit obligation for the postretirement medical plan as of September 30, 2014, 2013 and 2012 are presented below:

	Pre 65			Post 65
	2014	2013	2012	2014	2013	2012
Health care cost trend rate assumed for next year	8.50%	9.00%	9.00%	5.00%	5.00%	6.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2021	2016	2014	2013	2013

The health care cost trend rate assumptions could have a significant effect on the amounts reported. A change of 1% would have the following effects:

	1% Increase	1% Decrease
Effect on total service and interest cost components	$128,000	$(104,000)
Effect on accumulated postretirement benefit obligation	2,155,000	(1,769,000)

The primary objectives of the Plan’s investment policy are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans’ actuarial assumptions, achieve asset returns that are competitive with like institutions employing similar investment strategies and meet expected future benefits in both the short-term and long-term. The investment policy provides for a range of investment allocations to allow for flexibility in responding to market conditions. The investment policy is periodically reviewed by the Company and a third-party fiduciary for investment matters.
The Company’s target and actual asset allocation in the pension and postretirement benefit plans as of September 30, 2014 and 2013 were:

	Pension Plan			Postretirement Plan
	Target	2014	2013	Target	2014	2013
Asset category:
Equity securities	60%	60%	63%	50%	55%	62%
Debt securities	40%	39%	37%	50%	44%	36%
Cash	—%	1%	—%	—%	1%	1%
Other	—%	—%	—%	—%	—%	1%

The assets of the plans are invested in mutual funds. The Company uses the fair value hierarchy described in Note 1 to classify these assets. The mutual funds are included under Level 2 in the fair value hierarchy as their fair values are determined based on individual prices for each security that comprises the mutual funds. Most all of the individual investments are determined based on quoted market prices for each security; however, certain fixed income securities and other investments are not actively traded and are valued based on similar investments. The following table contains the fair value classifications of the benefit plan assets:

		Defined Benefit Pension Plan Fair Value Measurements - September 30, 2014
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$182,644	$182,644	$—	$—
Common and Collective Trust and Pooled Funds:
Bonds
Domestic Fixed Income	1,455,153	—	1,455,153	—
Equities
Domestic Large Cap Growth	2,079,566	—	2,079,566	—
Domestic Large Cap Value	3,295,144	—	3,295,144	—
Domestic Small/Mid Cap Core	1,850,340	—	1,850,340	—
Foreign Large Cap Value	1,641,619	—	1,641,619	—
Mutual Funds:
Bonds
Domestic Fixed Income	6,289,437	—	6,289,437	—
Foreign Fixed Income	204,747	—	204,747	—
Equities
Domestic Large Cap Growth	2,088,528	—	2,088,528	—
Foreign Large Cap Value	608,787	—	608,787	—
Foreign Large Cap Core	818,214	—	818,214	—
Total	$20,514,179	$182,644	$20,331,535	$—

		Defined Benefit Pension Plan Fair Value Measurements - September 30, 2013
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$66,084	$66,084	$—	$—
Common and Collective Trust and Pooled Funds:
Bonds
Domestic Fixed Income	2,043,005	—	2,043,005	—
Equities
Domestic Large Cap Growth	2,769,927	—	2,769,927	—
Domestic Large Cap Value	3,430,746	—	3,430,746	—
Domestic Small/Mid Cap Core	1,770,381	—	1,770,381	—
Mutual Funds:
Bonds
Domestic Fixed Income	4,326,814	—	4,326,814	—
Foreign Fixed Income	597,799	—	597,799	—
Equities
Domestic Large Cap Growth	2,115,392	—	2,115,392	—
Foreign Large Cap Value	698,554	—	698,554	—
Foreign Large Cap Core	982,560	—	982,560	—
Total	$18,801,262	$66,084	$18,735,178	$—

		Postretirement Benefit Plan Fair Value Measurements - September 30, 2014
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$116,173	$116,173	$—	$—
Mutual Funds
Bonds
Domestic Fixed Income	4,658,299	—	4,658,299	—
Foreign Fixed Income	101,904	—	101,904	—
Equities
Domestic Large Cap Growth	1,789,381	—	1,789,381	—
Domestic Large Cap Value	1,759,740	—	1,759,740	—
Domestic Small/Mid Cap Growth	400,898	—	400,898	—
Domestic Small/Mid Cap Value	396,537	—	396,537	—
Domestic Small/Mid Cap Core	37,741	—	37,741	—
Foreign Large Cap Value	941,153	—	941,153	—
Foreign Large Cap Core	394,769	—	394,769	—
Other	49,654	—	49,654	—
Total	$10,646,249	$116,173	$10,530,076	$—

		Postretirement Benefit Plan Fair Value Measurements - September 30, 2013
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$124,350	$124,350	$—	$—
Mutual Funds
Bonds
Domestic Fixed Income	3,448,416	—	3,448,416	—
Foreign Fixed Income	214,528	—	214,528	—
Equities
Domestic Large Cap Growth	2,277,582	—	2,277,582	—
Domestic Large Cap Value	1,671,591	—	1,671,591	—
Domestic Small/Mid Cap Growth	480,438	—	480,438	—
Domestic Small/Mid Cap Value	467,661	—	467,661	—
Domestic Small/Mid Cap Core	35,809	—	35,809	—
Foreign Large Cap Growth	420,153	—	420,153	—
Foreign Large Cap Value	386,684	—	386,684	—
Foreign Large Cap Core	534,747	—	534,747	—
Other	52,103	—	52,103	—
Total	$10,114,062	$124,350	$9,989,712	$—

Each mutual fund has been categorized based on its primary investment strategy.
The Company expects to contribute $800,000 to its pension plan and $500,000 to its postretirement benefit plan in fiscal 2015.
The following table reflects expected future benefit payments:

Fiscal year ending September 30	Pension Plan	Postretirement Plan
2015	$658,958	$700,411
2016	663,482	706,182
2017	697,730	701,764
2018	765,358	702,568
2019	806,282	718,275
2020-2024	5,802,914	4,143,874

The Company also sponsors a defined contribution plan (“401k Plan”) covering all employees who elect to participate. Employees may contribute from 1% to 50% of their annual compensation to the 401k Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service. The Company matches 100% of the participant’s first 4% of contributions and 50% on the next 2% of contributions. Company matching contributions were $330,241, $306,382 and $295,584 for 2014, 2013 and 2012, respectively.